Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Great-West S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Benchmark Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Fund will seek investment results that track the total return of the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership, owning derivatives such as futures contracts on the Benchmark Index and options on futures contracts, and owning exchange-traded funds that seek to track the Benchmark Index.

		The Benchmark Index is the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely regarded as the best single gauge of the large cap U.S. equities market.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures contracts and options. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Exchange-Traded Fund (“ETF”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. The Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	June 2009	15.88%
Worst Quarter	December 2008	-22.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
Great-West S&P 500 Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
1 Year	rr_ExpenseExampleNoRedemptionYear01	15
3 Years	rr_ExpenseExampleNoRedemptionYear03	48
5 Years	rr_ExpenseExampleNoRedemptionYear05	85
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 192
One Year	rr_AverageAnnualReturnYear01	21.61%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
2008	rr_AnnualReturn2008	(37.50%)
2009	rr_AnnualReturn2009	25.86%
2010	rr_AnnualReturn2010	14.37%
2011	rr_AnnualReturn2011	1.50%
2012	rr_AnnualReturn2012	15.42%
2013	rr_AnnualReturn2013	31.62%
2014	rr_AnnualReturn2014	13.00%
2015	rr_AnnualReturn2015	0.75%
2016	rr_AnnualReturn2016	11.27%
2017	rr_AnnualReturn2017	21.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.09%)
One Year	rr_AverageAnnualReturnYear01	21.18%
Five Years	rr_AverageAnnualReturnYear05	15.10%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West S&P 500 Index Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 978
One Year	rr_AverageAnnualReturnYear01	20.89%
Five Years	rr_AverageAnnualReturnYear05	14.82%
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Great-West S&P 500 Index Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.83%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	12.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West S&P 500 Index Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.83%
Five Years	rr_AverageAnnualReturnYear05	15.79%
Ten Years	rr_AverageAnnualReturnYear10	8.50%
Great-West S&P 500 Index Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.83%
Five Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception	rr_AverageAnnualReturnSinceInception	14.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011

[1]	Since inception on May 1, 2015
[2]	Since inception on July 29, 2011